SHAREHOLDERS' EQUITY - Dividends - additional disclosures (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands				12 Months Ended
	Dec. 02, 2022	Apr. 26, 2022	Jan. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Amount of interim dividends declared	R$ 2,350,000		R$ 1,000,000	R$ 2,350,000
Amount of interim dividends declared, per share	R$ 1.794780909		R$ 0.741168104
Mandatory minimum dividends				2,256,367	R$ 913,111
Additional dividends				93,633
Interim dividends			R$ 1,000,000
Amount of supplementary dividends approved		R$ 799,903		R$ 799,903